Contributed surplus - Options narrative (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period over which options vest	3 years
Shares reserved for issuance, as percent of outstanding shares	10.00%
Expiry date	10 years
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance, as percent of outstanding shares	5.00%
Maximum | Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares reserved for issuance for options	1,780,188	1,350,248	1,168,369